Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
(a)Derivative assets
The following is a summary of the Company's derivative assets measured at FVTPL at December 31, 2021:

2021
Solaris Warrants(i)	$122,919
i-80 Gold Warrants(ii)	581
Gold deliveries (note 12(a))	952
$124,452

Classified and presented as:
Current	$124,234
Non-current(1) (note 12(a))	218
$124,452
(1)    Represents the estimated fair value of the gold deliveries expected to be received from PGI after 12 months from the reporting date.
15.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(a)Derivative assets (continued)
(i)Solaris Warrants
The Company holds 10,218,750 warrants that are each exercisable into one common share of Solaris, with exercise prices ranging from C$1.20 to C$6.75 per share, and expiry dates ranging between November 2022 and May 2023. The fair value of the Solaris Warrants at December 31, 2021 was $122.9 million. The fair value of the Solaris Warrants at December 31, 2021 was determined using the Black Scholes option pricing model with the following weighted average assumptions:

2021
Risk-free rate	0.78%
Expected life	1.0 year
Expected volatility	62.8%
Expected dividend	0.0%
Exercise price (C$)	$1.74
Share price (C$)	$16.94
During the year ended December 31, 2021, the Company recognized a gain of $61.3 million on revaluation of the Solaris Warrants in other income (expense).
(ii)i-80 Gold Warrants
The Company holds 2,318,596 warrants that are each exercisable into one common share of i-80 Gold until September 18, 2022 (note 11). The fair value of the i-80 Gold Warrants at December 31, 2021 was $0.6 million. The fair value of the i-80 Gold Warrants at December 31, 2021 was determined using the Black Scholes option pricing model with the following assumptions:

2021
Risk-free rate	0.53%
Expected life	0.72 years
Expected volatility	48.4%
Expected dividend	0.0%
Exercise price (C$)	3.64
Share price (C$)	3.09
During the year ended December 31, 2021, the Company recognized a loss of $0.2 million on revaluation of the i-80 Gold Warrants in other income (expense).
(b)Derivative liabilities
The following is a summary of the Company's derivative liabilities at December 31, 2021 and 2020:

	2021	2020
Gold collars and forward contracts(i)	$33,336	$91,393
Foreign exchange contracts(ii)	12,061	12,507
Equinox Gold warrant liability(iii)	5,177	50,666
Solaris warrant liability(iv)	27,697	—
Contingent consideration – Greenstone(v)	6,586	—
	$84,857	$154,566

Classified and presented as:
Current	$77,699	$63,993
Non-current	7,158	90,573
	$84,857	$154,566
15.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(i)Gold collar and forward contracts
As part of the Leagold Acquisition (note 5(e)), the Company assumed gold collar contracts with put and call strike prices of $1,325 and $1,425 per ounce, respectively, for 3,750 ounces per month to September 2022. The Company also assumed forward contracts with an average fixed gold price of $1,350 per ounce for 4,583 ounces per month to September 2022. At December 31, 2021, the Company had 33,750 ounces and 41,250 ounces remaining to be delivered under its gold collar and forward contracts, respectively.
The gold collar and forward contracts have not been designated as hedges and are measured at fair value, determined based on forward gold prices, at the end of each reporting period with changes in fair value recognized in net income or loss.
The following table summarizes the changes in the gold collar and forward contracts outstanding during the years ended December 31, 2021 and 2020:

	2021	2020
Balance – beginning of year	$91,393	$—
Assumed in Leagold Acquisition (note 5(e))	—	78,526
Change in fair value	(16,605)	48,091
Settlements	(41,452)	(35,224)
Balance – end of year	$33,336	$91,393
The fair value of the gold collar and forward contracts at December 31, 2021 was a liability of $33.3 million, which is presented as current derivative liabilities (2020 – $91.4 million, of which $51.8 million is presented as current derivative liabilities).
(ii)Foreign exchange contracts
Certain of the Company's expenditures at its Brazilian and Mexican operations are denominated in the Brazilian Réal (“BRL”) and the Mexican Peso (“MXN”), respectively. The Company has implemented a foreign currency exchange risk management program to reduce its exposure to fluctuations in the value of the BRL and MXN relative to the US dollar.
At December 31, 2021, the Company had in place USD:BRL and USD:MXN put and call options with the following notional amounts, weighted average rates and maturity dates:

	USD notional amount		Call options' weighted average strike price	Put options' weighted average strike price
Currency	Within 1 year	1-2 years
BRL	$151,390	$8,039	4.92	5.82
MXN	71,000	5,000	20.54	23.68
The foreign exchange contracts have not been designated as hedges and are measured at fair value, determined based on forward foreign exchange rates, at the end of each reporting period with changes in fair value recognized in net income or loss.
The following table summarizes the changes in the foreign exchange contracts outstanding during the years ended December 31, 2021 and 2020:

	2021	2020
Balance – beginning of year	$12,507	$(1,639)
Change in fair value	4,410	14,731
Settlements	(4,856)	(585)
Balance – end of year	$12,061	$12,507
The fair value of the foreign exchange contracts at December 31, 2021 was a liability of $12.1 million (2020 – $12.5 million), of which $11.5 million is presented as current derivative liabilities (2020 – $12.2 million).
15.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(iii)Equinox Gold warrant liability
As the exercise price of the Company's share purchase warrants is fixed in Canadian dollars, the Company will receive a variable amount of cash in terms of the Company's US dollar functional currency upon exercise of the warrants by the holders. Accordingly, the warrants are accounted for as derivative financial liabilities measured at FVTPL with changes in fair value recognized in net income or loss.
The following table summarizes the changes in the Company's share purchase warrants outstanding during the years ended December 31, 2021 and 2020:

	Number of warrants	Weighted average exercise price (C$)
Outstanding – December 31, 2019	24,051,190	$12.00
Issued in Leagold Acquisition (note 5(e))	16,626,569	11.14
Exercised	(20,976,625)	9.48
Expired	(675,976)	13.16
Outstanding – December 31, 2020	19,025,158	$14.00
Issued in Premier Acquisition (note 5(a))	393,400	10.42
Exercised	(1,361,549)	8.42
Expired	(16,387,492)	14.92
Outstanding – December 31, 2021	1,669,517	$8.69
The following table summarizes information about the Company's outstanding share purchase warrants at December 31, 2021:

Range of exercise price (C$)	Number of warrants(2)	Weighted average exercise price (C$)	Expiry dates
$5.05 - $5.30(1)	614,117	5.30	December 2022 - May 2023
$10.42 - $10.81	1,055,400	10.66	January 2022 - March 2022
	1,669,517	8.69
(1)    614,117 warrants with a weighted average exercise price of C$5.30 are exercisable into one common share of Equinox Gold and one-quarter of a common share of Solaris. Equinox Gold will receive nine-tenths of the proceeds from the exercise of each of these warrants and the remaining proceeds will be paid to Solaris.
(2)    At December 31, 2021, all of the Company's outstanding warrants were non-traded.
The changes in the carrying amounts of the Company's outstanding share purchase warrants during the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Balance – beginning of year	$50,666	$56,146
Issued in Premier Acquisition (note 5(a))	505	—
Issued in Leagold Acquisition (note 5(e))	—	8,543
Exercised	(4,100)	(43,885)
Change in fair value	(41,894)	29,862
Balance – end of year	$5,177	$50,666
15.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(iii)Equinox Gold warrant liability (continued)
The fair values of the Company's issued and outstanding non-traded warrants at December 31, 2021 and 2020 were determined using the Black Scholes option pricing model with the following weighted average inputs:

	2021	2020
Risk-free rate	0.34%	0.18%
Expected life	0.61 years	1.01 years
Expected volatility	46.8%	47.1%
Expected dividend	0.0%	0.0%
Share price (C$)	$11.60	$14.02
The fair value of the Company's outstanding share purchase warrants that were trading at December 31, 2020 was determined based on their quoted market price of C$0.58.
(iv)Solaris warrant liability
In connection with the sale of the Company's partial interest in Solaris, the Company granted five million share purchase warrants to the buyer (note 5(d)), with each warrant exercisable into one common share of Solaris held by the Company until April 28, 2022. The warrants are accounted for as current derivative financial liabilities measured at FVTPL. The fair value of the Solaris warrant liability at December 31, 2021 of $27.7 million was determined using the Black Scholes option pricing model with the following weighted average inputs:

2021
Risk-free rate	0.09%
Expected life	0.32 years
Expected volatility	53.7%
Expected dividend	0.0%
Share price (C$)	$16.94
During the year ended December 31, 2021, the Company recognized a loss of $18.6 million (2020 – nil) on revaluation of the Solaris warrant liability in other income (expense).
(v)Contingent consideration - Greenstone
As part of the consideration for the Company’s acquisition of an additional 10% interest in Greenstone in April 2021 (note 5(b)), the Company assumed contingent payment obligations. The obligation to deliver approximately 2,200 ounces of refined gold, the cash equivalent value of such refined gold, or a combination thereof, after each production milestone of 250,000 ounces, 500,000 ounces and 700,000 ounces from Greenstone has been accounted for as a derivative financial liability measured at FVTPL. The fair value of the contingent consideration is determined based on the net present value of the projected cash outflows associated with the contingent payments at the milestone dates using a market-based discount rate that reflects the risk associated with the delivery of the contingent consideration.
At December 31, 2021, the fair value of the derivative liability was $6.6 million (2020 – nil). During the year ended December 31, 2021, the Company recognized a loss of $0.9 million (2020 – nil) on revaluation of the derivative liability in other income (expense).